Shareholders' equity - Summary of Revaluation Reserves (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of revaluation reserve [Line Items]
Disposal of a business	€ 7
Tax effect	76	€ (39)	€ (52)
Other	(390)	1,347	1,283	€ (86)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	3,418	4,546	6,741
Gross revaluation	1,310	857	(2,479)
Net (gains) / losses transferred to income statement	(1,330)	(2,122)	(485)
Disposal of a business			(468)
Foreign currency translation differences	(228)	(101)	307
Tax effect	308	240	934
Other			(3)
Other	(28)	(2)
Ending balance	3,450	3,418	4,546
Reserve of cash flow hedges [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	1,904	1,873	1,525
Gross revaluation	(115)	(131)	278
Net (gains) / losses transferred to income statement	(738)	78	(13)
Foreign currency translation differences	(216)	61	181
Tax effect	567	24	(98)
Other	1
Ending balance	1,402	1,904	1,873
Revaluation account [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	5,381	6,471	8,308
Gross revaluation	1,203	733	(2,193)
Net (gains) / losses transferred to income statement	(2,069)	(2,044)	(498)
Disposal of a business			(468)
Foreign currency translation differences	(452)	(38)	492
Tax effect	883	262	833
Other			(3)
Other	(27)	(2)
Ending balance	4,920	5,381	6,471
Real estate held for own use [member]
Disclosure of revaluation reserve [Line Items]
Beginning balance	59	52	42
Gross revaluation	8	8	8
Foreign currency translation differences	(8)	2	5
Tax effect	9	(3)	(2)
Ending balance	€ 68	€ 59	€ 52